Supplement dated March 17, 2025

to the Prospectuses and Updating Summary Prospectuses,
each dated April 29, 2024 (each a “Prospectus”), as supplemented, for:

MassMutual Transitions SelectSM
Issued by Massachusetts Mutual Life Insurance Company

THIS SUPPLEMENT MUST BE READ IN CONJUNCTION WITH YOUR PROSPECTUS.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

NOTICE OF FUND SUBSTITUTION

The purpose of this supplement is to announce various fund changes. Capitalized terms used in this supplement are defined in your Prospectus unless otherwise defined here. “We,” “Us,” or “Our” refer to Massachusetts Mutual Life Insurance Company. “You” or “Your” refer to the Owner of the Contract.

At the close of the New York Stock Exchange (“NYSE”) on or about April 25, 2025 (the “Substitution Date”), in accordance with applicable law, shares of the following Existing Funds will be replaced with shares of the following Replacement Funds (the “Substitutions”), set forth in the table below:

Pre-2008 Version (for Contracts applied for prior to 9/8/2008 or in states where the 2008 Version was unavailable)

Existing Fund (Share Class)	Replacement Fund (Share Class)
Invesco V.I. Global Fund (Series I)	MML Global Fund (Class I)
MML Fundamental Value Fund (Service Class I)	MML Equity Income Fund (Initial Class)
MML High Yield Fund (Service Class I)	MML Managed Bond Fund (Initial Class)
MML Strategic Emerging Markets Fund (Service Class I)	MML International Equity Fund (Service Class I)

2008 Version (for Contracts applied for on or after 9/8/2008, subject to state availability)

Existing Fund (Share Class)	Replacement Fund (Share Class)
Invesco V.I. Global Fund (Series II)	MML Global Fund (Service Class I)
MML Fundamental Value Fund (Service Class I)	MML Equity Income Fund (Service Class)
MML High Yield Fund (Service Class I)	MML Managed Bond Fund (Service Class)
MML Strategic Emerging Markets Fund (Service Class I)	MML International Equity Fund (Service Class I)

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Transfer of Contract Value from the Existing Fund

On the Substitution Date, all Contract Value in any Sub-Account investing in an Existing Fund will automatically be reallocated to the Sub-Account investing in the corresponding Replacement Fund. Such reallocation will not count toward transfer limits imposed by Our frequent trading and market timing policies. After the Substitution Date, You may not make any allocations to the Sub-Accounts investing in an Existing Fund, and such Sub-Accounts will no longer be available for investment under the Contract.

The Substitutions will occur at the relative net asset values of the Existing Funds’ and Replacement Funds’ shares. Your Contract Value immediately prior to the Substitutions will equal Your Contract Value immediately after the Substitutions. There will not be any tax consequences for You as a result of the Substitutions. The Substitutions will be performed at no cost to You. The fees and charges under Your Contract will not increase as a result of the Substitutions. The overall fees and expenses of each Replacement Fund are equal to or less than those of the corresponding Existing Fund. Your rights and Our obligations will not be altered in any way.

If Your Contract Value is automatically transferred on the Substitution Date, You will receive a confirmation showing the transfer of Your Contract Value from each Sub-Account that invests in an Existing Fund to the Sub-Account that invests in the corresponding Replacement Fund.

Impact on Transaction Requests

The Sub-Accounts that invest in the Existing Funds will continue to be available for purchase payments, allocation elections, transfers and withdrawals until the close of the NYSE on the Substitution Date. Any purchase payment, allocation election, transfer, or withdrawal request involving a Sub-Account that invests in an Existing Fund on or after the Substitution Date will default to the Sub-Account that invests in the corresponding Replacement Fund.

Impact on Future Purchase Payment Allocations

On the Substitution Date, each Replacement Fund will automatically replace the corresponding Existing Fund under Your purchase payment allocation instructions.

If You do not wish to have Your future purchase payments allocated to any of the Replacement Funds, You must send a request in Good Order to Our Service Center to change Your purchase payment allocation instructions.

Impact on Automatic Programs

On the Substitution Date, the Replacement Funds will automatically replace the corresponding Existing Funds in all of the following automatic programs for which You selected an Existing Fund as an investment option:

•	Automatic Investment Plan
•	Automatic Rebalancing Program*
•	Systematic Withdrawal Program
•	Interest Sweep Option
•	Fixed Accounts for Dollar Cost Averaging (“DCA Fixed Accounts”)
•	Separate Account Dollar Cost Averaging Program*

You may change Your automatic program elections by submitting a request in Good Order to Our Service Center.

* If You currently transfer Contract Value from a Sub-Account that invests in an Existing Fund to a Sub-Account that invests in the corresponding Replacement Fund (or vice versa) as part of Your Automatic Rebalancing Program or Separate Account Dollar Cost Averaging Program, Your program may terminate effective as of the Substitution Date unless You change the investment choices used in that program prior to that date.

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Transfer Rights

On the Substitution Date, any Contract Value remaining in a Sub-Account that invests in an Existing Fund will be automatically reallocated to the Sub-Account that invests in the corresponding Replacement Fund.

From the date of this Supplement until the Substitution Date, You may transfer Your Contract Value allocated to a Sub-Account that invests in an Existing Fund to any other Sub-Account available under Your Contract free of charge. Please note, however, that the investment restrictions applicable to any benefit under the Contract continue to apply during this time period.

For 30 calendar days following the Substitution Date, You may transfer Your Contract Value allocated to a Sb-Account that invests in a Replacement Fund to any other Sub-Account available under Your Contract free of charge. Please note, however, that the investment restrictions applicable to any benefit under the Contract continue to apply during this time period.

Such transfers will not count as a transfer for purposes of any limitation on the number of transfers permitted under Your Contract or transfer limits imposed by Our frequent trading and market timing policies. We will not charge a transfer fee for such transfers.

From the date of this Supplement to the Substitution Date, and for 30 calendar days after the Substitution Date, We will not exercise any rights reserved under the Contract to impose additional restrictions on transfers between Sub-Accounts.

Impact on Allocation Programs for Optional Features

If You are participating in the Custom Allocation Choice/Custom Allocation Choice Select Program in connection with an optional feature, any Contract Value remaining in an Existing Fund will be automatically transferred to the corresponding Replacement Fund on the Substitution Date.

If You do not want Your Contract Value in an Existing Fund to be automatically transferred to the corresponding Replacement Fund, We must receive Your request (in Good Order) at Our Service Center by the Substitution Date to transfer Your Contract Value to a different investment option available under Your program.

Following the transfer, Your allocations may fall outside of the permitted ranges under the Custom Allocation Choice/Custom Allocation Choice Select Program.

To avoid Your allocations falling out of the permitted ranges, please send a request (in Good Order) at Our Service Center by the Substitution Date to transfer Your Contract Value to a different investment option available under the Custom Allocation/Custom Allocation Choice Select Choice Program.

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Appendix B

The following Appendix B replaces the existing Appendix B in your Prospectus:

Appendix B

Funds Available Under the Benefits Offered Under the Contract

You must elect an Asset Allocation Program if you are participating in: MassMutual Lifetime Income Protector; Guaranteed Minimum Accumulation Benefit (GMAB); Guaranteed Minimum Income Benefit (GMIB); or MassMutual Lifetime Payment Plus. These Asset Allocation Programs have investment restrictions, which are described in the tables below.

Custom Allocation Choice Select

For Contracts issued on or after May 1, 2010 with MassMutual Lifetime Income Protector or GMAB in effect. If you participate in Custom Allocation Choice Select, you must allocate your Purchase Payments within the minimum and maximum range listed for the Sub-Accounts below. You may only elect Custom Allocation Choice Select if you are participating in MassMutual Lifetime Income Protector or in the Guaranteed Minimum Accumulation Benefit (see “Transfers and Transfer Programs – Transfers During the Income Phase – Asset Allocation Programs”).

Range	Sub-Accounts
40% to 60%	MML Managed Bond
20% to 25% (total)	MML Equity MML Equity Income MML Managed Volatility
20% to 25% (total)	MML American Funds Growth MML Equity Index
0% to 10% (total)	MML Mid Cap Growth MML Mid Cap Value
0% to 10% (total)	MML Global

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Custom Allocation Choice

For Contracts applied for on or after May 1, 2009 and issued prior to May 1, 2010 with GMAB, GMIB, or MassMutual Lifetime Payment Plus in effect. If you participate in Custom Allocation Choice you must allocate your Purchase Payments within the minimum and maximum range listed for the Sub-Accounts below. No allocation greater than 25% is allowed in any one Sub-Account.

Range	Sub-Accounts
35% to 65% with GMAB(1) (total) 0% to 65% without GMAB(1) (total)	Invesco V.I. Global Strategic Income MML Inflation-Protected & Income MML Managed Bond MML U.S. Government Money Market
15% to 25% (total)	MML Blend MML Equity MML Equity Income MML Income & Growth MML Managed Volatility
15% to 25% (total)	Fidelity® VIP Contrafund® Invesco V.I. Capital Appreciation Invesco V.I. Main Street MML Sustainable Equity
0% to 10% (total)	MML Mid Cap Value MML Small/Mid Cap Value MML Small Company Value
0% to 10% (total)	Invesco V.I. Discovery Mid Cap Growth MML Mid Cap Growth MML Small Cap Equity MML Small Cap Growth Equity
5% to 20% (total)	Invesco Oppenheimer V.I. International Growth MML Foreign MML Global
0% to 5% (total)	Invesco V.I. Health Care Invesco V.I. Technology MML International Equity PIMCO CommodityRealReturn® Strategy
0% to 5% (total)	Invesco V.I. Diversified Dividend VY® CBRE Global Real Estate Fund

(1)	Guaranteed Minimum Accumulation Benefit

If you applied for your Contract before May 1, 2009, contact our Service Center or your registered representative for details about ranges, asset classes and investment choices.

Custom Allocation Choice is unavailable to Contracts issued on or after May 1, 2010 (see “Transfers and Transfer Programs – Transfers During the Income Phase – Asset Allocation Programs”).

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Asset Allocation Funds

If you are participating in MassMutual Lifetime Income Protector, GMAB, GMIB or MassMutual Lifetime Payment Plus, you can fulfill our requirement that you participate in an Asset Allocation Program, by allocating all of your Contract Value to one of our Asset Allocation Funds. While participating in this program you can make transfers by moving your full Contract Value from one Asset Allocation Fund to another.

The Funds are as follows:

These Funds are also available if you do not have an election of MassMutual Lifetime Income Protector, a GMAB, GMIB or MassMutual Lifetime Payment Plus. In such case you may allocate a portion or all of your Contract Value to these Funds.

• MML Aggressive Allocation Fund(1)
• MML American Funds Core Allocation Fund
• MML Balanced Allocation Fund
• MML Conservative Allocation Fund
• MML Growth Allocation Fund(2)
• MML Moderate Allocation Fund

(1)	The MML Aggressive Allocation Fund is not available as an investment choice if you are participating in MassMutual Lifetime Income Protector, MassMutual Guaranteed Income Plus 6 or MassMutual Lifetime Payment Plus. Additionally, this Fund is unavailable if your Contract was issued on or after 4/15/2009 and you are participating in MassMutual Guaranteed Income Plus 5 or the Guaranteed Minimum Accumulation Benefit.

(2)	The MML Growth Allocation Fund is not available as an investment choice if you are participating in MassMutual Lifetime Income Protector. Additionally, this Fund is unavailable if your Contract was issued on or after 5/1/2010 and you are participating in the Guaranteed Minimum Accumulation Benefit.

If You have questions about this Supplement or wish to make any changes to Your Contract, please contact Your registered representative, visit Us online at www.MassMutual.com/contact-us, or call Our Service Center at (800) 272-2216 (8 a.m.– 8 p.m. Eastern Time).

For more information about the funds, read each fund prospectus. Prospectuses are available by going to www.MassMutual.com/variable-products, selecting the name of Your variable product, and then selecting the applicable fund. You can also request paper copies of fund prospectuses by calling Our Service Center at the number listed above or by emailing fundinfo@massmutual.com.

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